UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: April 30, 2018
Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments (unaudited)
As of April 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (96.6%)
Agricultural Products (1.9%)
	Bunge Ltd.	644,985	46,587

Copper (6.9%)
1	Nevsun Resources Ltd.	28,710,186	80,052
	Lundin Mining Corp.	5,545,622	36,713
	Southern Copper Corp.	678,330	35,823
*	KAZ Minerals plc	1,008,549	12,743
			165,331
Diversified Metals & Mining (11.7%)
	Rio Tinto plc	1,471,571	80,210
	Independence Group NL	13,056,940	50,231
	Glencore plc	7,063,150	34,023
	Grupo Mexico SAB de CV Class B	7,870,822	26,164
*	Trevali Mining Corp.	27,500,000	25,488
	Compass Minerals International Inc.	352,815	23,744
1	Base Resources Ltd.	69,515,366	13,288
*,1	Neo Lithium Corp.	6,935,301	6,806
*,^	Orla Mining Ltd.	6,099,300	6,461
	Metals X Ltd.	10,485,724	6,142
*	Equinox Gold Corp.	4,597,126	3,831
1	Osisko Metals Inc.	6,575,000	3,175
*,1	Aguia Resources Ltd.	7,453,946	1,343
			280,906
Gold (60.2%)
	Newmont Mining Corp.	2,816,056	110,643
*	B2Gold Corp.	37,190,786	106,737
	Barrick Gold Corp.	7,786,695	104,887
	Franco-Nevada Corp.	1,373,364	97,454
	Randgold Resources Ltd. ADR	1,162,627	94,289
	Agnico Eagle Mines Ltd.	2,095,594	88,203
*	Kinross Gold Corp.	20,649,194	80,119
*	Endeavour Mining Corp.	4,371,279	74,594
*	IAMGOLD Corp.	12,438,852	68,009
*,1	SEMAFO Inc.	20,803,148	64,486
	Royal Gold Inc.	723,226	64,223
	OceanaGold Corp.	18,083,577	48,732
*,1	Guyana Goldfields Inc.	11,186,620	43,389
*,^	Pretium Resources Inc.	6,200,777	41,731
	Agnico Eagle Mines Ltd. (Toronto Shares)	814,545	34,277
	Northern Star Resources Ltd.	6,465,904	30,858
	Evolution Mining Ltd.	11,847,679	28,321
	Alamos Gold Inc.	5,172,828	27,933
*,1	Alacer Gold Corp.	16,682,469	27,675
*,1	Roxgold Inc.	29,570,296	26,716
	Tahoe Resources Inc.	4,678,633	23,533
*,1	Premier Gold Mines Ltd.	10,858,207	23,003
	Newcrest Mining Ltd.	1,392,376	22,069
	Alamos Gold Inc. Class A	3,627,542	19,608

*,^	Dacian Gold Ltd.	8,595,089	18,306
*	Saracen Mineral Holdings Ltd.	12,316,458	17,314
	Tahoe Resources Inc. (Toronto Shares)	2,689,463	13,553
*	Gold Road Resources Ltd.	18,299,279	10,902
*,1	Nighthawk Gold Corp.	17,775,860	8,584
*,^	Barkerville Gold Mines Ltd.	16,770,771	8,490
*,^	TMAC Resources Inc.	949,700	5,570
*	B2Gold Corp. (Toronto Shares)	1,860,800	5,348
*,1,2 Beadell Resources Ltd.		73,626,663	4,477
1	Troilus Gold Corp.	2,798,780	3,597
*	Osisko Gold Royalties Warrants Expire 02/26/2019	231,787	99
*	Primero Mining Corp. Warrants Expire 06/25/2018	638,250	4
			1,447,733
Other (0.0%)
*,3	Americas Silver Corp. Warrants Expire 06/09/2021	7,108,333	111
*,3	Nighthawk Gold Corp. Warrants Expire 09/03/2018	5,729,647	—
*	Osisko Mining Inc. Warrants Expire 08/25/2018	4,500,000	—
*	Osisko Metals Inc. Warrants Expire 07/18/2019	3,287,500	—
*	Troilus Gold Inc. Warrants Expire 05/21/2020	3,048,780	—
*	Barkerville Gold Mines Warrants Expire 11/18/2018	263,158	—
*	Orla Mining Ltd. Warrants Expire 02/15/2021	192,500	—
*,2,3 Rescue Radio Corp.		15,955	—
			111
Precious Metals & Minerals (7.5%)
	Fresnillo plc	2,518,788	44,210
*,^,1 Osisko Mining Inc.		18,547,050	38,425
*,1	Dalradian Resources Inc.	45,625,000	36,246
	Polymetal International plc	2,331,587	23,403
	Industrias Penoles SAB de CV	1,040,706	21,844
	Lucara Diamond Corp.	7,350,230	11,621
*	Mountain Province Diamonds Inc.	1,435,700	3,466
			179,215
Silver (7.9%)
*,1	Fortuna Silver Mines Inc.	10,080,774	57,236
	Hochschild Mining plc	18,331,884	53,025
^	Wheaton Precious Metals Corp.	1,989,667	41,298
*	MAG Silver Corp.	2,703,673	30,049
*,^,1 Americas Silver Corp.		2,369,444	9,080
			190,688
Steel (0.5%)
	Fortescue Metals Group Ltd.	3,303,268	11,208
Total Common Stocks (Cost $2,099,373)			2,321,779

	Coupon
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
4,5 Market Liquidity Fund (Cost $113,619)	1.886%	1,136,291	113,629

Total Investments (101.3%) (Cost $2,212,992)			2,435,408
Other Assets and Liabilities-Net (-1.3%)5			(31,740)
Net Assets (100%)			2,403,668
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,977,000.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security value determined using significant unobservable inputs.
3 Restricted securities totaling $111,000, representing 0.0% of net assets. See Restricted Securities table for additional information.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $29,611,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date	($000)
Rescue Radio Corp.	January 1996	0
Americas Silver Corp. Warrants Expire 06/09/2021	June 2016	0
Nighthawk Gold Corp. Warrants Expire	February 2017	0
09/03/2018

A. Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Precious Metals and Mining Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,859,595	457,707	4,477
Temporary Cash Investments	113,629	—	—
Total	1,973,224	457,707	4,477

D. At April 30, 2018, the cost of investment securities for tax purposes was $2,346,717,000. Net unrealized appreciation of investment securities for tax purposes was $88,691,000, consisting of unrealized gains of $260,444,000 on securities that had risen in value since their purchase and $171,753,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds					April 30,
	2018		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Aguia Resources Ltd.	1,875	—	66	(84)	(382)	—	—	1,343
Alacer Gold Corp.	29,025	—	—	—	(1,350)	—	—	27,675
Americas Silver Corp.	9,497	—	—	—	(417)	—	—	9,080
Base Resources Ltd.	15,645	—	—		(2,357)	—	—	13,288
Beadell Resources Ltd.	10,085	—	964	(2,638)	(2,006)	—	—	4,477
Dalradian Resources
Inc.	45,996	—	—	—	(9,750)	—	—	36,246
Fortuna Silver Mines
Inc.	48,519	—	—	—	8,717	—	—	57,236
Guyana Goldfields Inc.	43,018	—	—	—	371	—	—	43,389
Neo Lithium Corp.	12,984	—	1,007	189	(5,360)	—	—	6,806
Nevsun Resources Ltd.	70,572	—	11,337	(1,974)	22,791		—	80,052

Precious Metals and Mining Fund

Nighthawk Gold Corp.	9,683	—	—	—	(1,099)	—	—	8,584
Osisko Metals Inc.	4,170	—	—	—	(995)	—	—	3,175
Osisko Mining Inc.	53,681	—	—	—	(15,256)	—	—	38,425
Premier Gold Mines
Ltd.	30,632	—	—		(7,629)	—	—	23,003
Roxgold Inc.	26,685	—	—	—	31	—	—	26,716
SEMAFO Inc.	61,564	—	—	—	2,922	—	—	64,486
Troilus Gold Corp.	4,551	—	—	—	(954)	—	—	3,597
Vanguard Market
Liquidity Fund	75,587	NA1	NA1	(2)	11	328	—	113,629
Total	553,769			(4,509)	(12,712)	328	—	561,207
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Health Care Fund

Schedule of Investments (unaudited)
As of April 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.2%)
United States (71.7%)
Biotechnology (13.2%)
*	Vertex Pharmaceuticals Inc.	7,542,406	1,155,195
*	Biogen Inc.	3,592,903	983,018
`*	Regeneron Pharmaceuticals Inc.	3,110,825	944,695
*,1 Alnylam Pharmaceuticals Inc.		7,339,417	693,795
*,1 Incyte Corp.		10,657,473	660,124
*,1 Alkermes plc		8,990,310	398,001
*,1 Agios Pharmaceuticals Inc.		4,353,124	365,271
*,1 TESARO Inc.		2,996,631	152,558
*	Portola Pharmaceuticals Inc.	2,913,937	105,281
*	Seattle Genetics Inc.	1,911,900	97,870
*	Ionis Pharmaceuticals Inc.	2,119,180	91,188
*	Ironwood Pharmaceuticals Inc. Class A	4,594,407	83,251
*	Bluebird Bio Inc.	431,728	73,459
*	BeiGene Ltd. ADR	265,565	45,034
*,1 Prothena Corp. plc		2,150,294	25,804
			5,874,544
Equity Real Estate Investment Trusts (REITs) (0.3%)
	Alexandria Real Estate Equities Inc.	1,162,300	144,788

Food & Staples Retailing (1.9%)
	Walgreens Boots Alliance Inc.	8,048,160	534,800
	CVS Health Corp.	4,518,118	315,500
			850,300
Health Care Equipment & Supplies (10.6%)
	Medtronic plc	14,872,384	1,191,724
*	Boston Scientific Corp.	37,393,504	1,073,942
	Abbott Laboratories	16,969,881	986,459
	Baxter International Inc.	6,073,491	422,108
	Danaher Corp.	3,798,100	381,025
	Stryker Corp.	1,654,500	280,305
*	Hologic Inc.	4,386,300	170,145
*	DexCom Inc.	2,040,573	149,329
*	Intuitive Surgical Inc.	97,128	42,812
	Hill-Rom Holdings Inc.	260,900	22,393
			4,720,242
Health Care Providers & Services (19.0%)
	UnitedHealth Group Inc.	11,602,485	2,742,827
	McKesson Corp.	7,059,804	1,102,812
	Cigna Corp.	5,049,352	867,579
	HCA Healthcare Inc.	8,953,078	857,168
	Aetna Inc.	4,051,023	725,336
	Universal Health Services Inc. Class B	4,593,600	524,589
	Anthem Inc.	1,973,833	465,805
	Cardinal Health Inc.	6,936,246	445,099
*	WellCare Health Plans Inc.	1,061,400	217,757
*	Envision Healthcare Corp.	5,773,390	214,597
*,1 Acadia Healthcare Co. Inc.		4,601,355	163,716

*	Centene Corp.	668,300	72,564
	Humana Inc.	215,600	63,425
*	LifePoint Health Inc.	341,100	16,339
*	Community Health Systems Inc. CVR	18,834,700	200
			8,479,813
	Health Care Technology (2.3%)
*	Cerner Corp.	11,534,217	671,868
*	athenahealth Inc.	1,824,411	223,436
	*,1 Allscripts Healthcare Solutions Inc.	9,423,593	109,502
			1,004,806
	Life Sciences Tools & Services (2.9%)
	Thermo Fisher Scientific Inc.	3,317,665	697,871
*	Illumina Inc.	1,315,288	316,892
*	IQVIA Holdings Inc.	1,602,521	153,457
	Agilent Technologies Inc.	1,307,150	85,932
*	PRA Health Sciences Inc.	601,636	49,437
			1,303,589
	Pharmaceuticals (21.5%)
	Bristol-Myers Squibb Co.	49,743,761	2,593,142
	Allergan plc	13,794,001	2,119,448
	Eli Lilly & Co.	24,819,215	2,012,094
	Merck & Co. Inc.	23,026,644	1,355,579
	*,1 Mylan NV	29,844,042	1,156,755
*	Nektar Therapeutics Class A	2,432,300	203,486
	*,1 Medicines Co.	5,564,220	167,428
			9,607,932
	Total United States		31,986,014
	International (25.5%)
	Belgium (2.1%)
	^,1 UCB SA	11,839,724	891,708
*	Galapagos NV	282,879	25,347
			917,055
	China (0.3%)
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	10,387,500	56,345
	Sino Biopharmaceutical Ltd.	22,229,000	46,810
	*,2 Ping An Healthcare and Technology Co. Ltd.	2,054,900	14,348
			117,503
	Denmark (0.9%)
*	Genmab A/S	1,423,515	287,405
	H Lundbeck A/S	1,954,604	113,234
			400,639
	France (0.7%)
^	Essilor International Cie Generale d'Optique SA	2,204,229	301,076

	Germany (0.1%)
	*,2 Siemens Healthineers AG	1,611,000	62,809

	Israel (1.0%)
	Teva Pharmaceutical Industries Ltd. ADR	26,070,901	468,755

	Japan (9.8%)
1	Eisai Co. Ltd.	16,719,425	1,121,356
	Chugai Pharmaceutical Co. Ltd.	15,610,000	823,262
	Shionogi & Co. Ltd.	12,349,254	634,649

Ono Pharmaceutical Co. Ltd.			19,628,460	453,717
Astellas Pharma Inc.			30,983,400	453,170
Takeda Pharmaceutical Co. Ltd.			10,010,100	421,526
Sysmex Corp.			1,716,700	151,649
Kyowa Hakko Kirin Co. Ltd.			5,952,900	128,808
Nippon Shinyaku Co. Ltd.			1,471,200	109,541
Terumo Corp.			1,799,300	101,806
				4,399,484
Netherlands (0.3%)
Koninklijke Philips NV			3,110,045	131,638

South Africa (0.1%)
Aspen Pharmacare Holdings Ltd.			2,091,304	45,092

Switzerland (3.9%)
Novartis AG			14,137,118	1,088,195
Roche Holding AG			2,510,279	557,752
Roche Holding AG (Bearer)			376,066	85,641
* Idorsia Ltd.			809,587	18,568
				1,750,156
United Kingdom (6.3%)
AstraZeneca plc			35,641,350	2,494,995
Smith & Nephew plc			8,976,157	171,904
^ Hikma Pharmaceuticals plc			7,939,027	139,985
				2,806,884

Total International				11,401,091
Total Common Stocks (Cost $27,701,976)				43,387,105
	Coupon
Temporary Cash Investments (3.5%)
Money Market Fund (0.8%)
3,4 Vanguard Market Liquidity Fund	1.886%		3,621,522	362,152

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.4%)
Wells Fargo & Co.	1.740%	5/1/18	132,900	132,900
(Dated 4/30/18, Repurchase Value
$132,906,000, collateralized by Federal
National Mortgage Assn. 3.000%-5.000%,
2/1/33-1/1/48, Federal Home Loan Mortgage
Corp. 3.500%, 8/1/32-3/1/48, with a value of
$135,558,000)
Bank of Nova Scotia	1.710%	5/1/18	109,200	109,200
(Dated 04/30/18, Repurchase Value
$109,205,000, collateralized
by U.S. Treasury Note/Bond 1.250%-3.125%,
4/30/19-5/15/46, with a value of $111,389,000)

BNP Paribas Securities Corp.	1.710%	5/1/18	105,000	105,000
(Dated 4/30/18, Repurchase Value
$105,005,000, collateralized by
U.S. Treasury Note/Bond 2.250%-3.625%,
2/15/20-3/31/20,
Government National Mortgage Assn. 2.375-
4.500%, 4/20/38-4/20/48,
Federal National Mortgage Assn. 2.500%-
6.500%, 9/6/24-1/1/48, Federal
Home Loan Mortgage Corp. 2.500%-4.500%,
1/1/32-2/1/48, with a value of $107,100,000)
RBC Capital Markets LLC	1.710%	5/1/18	100,000	100,000
(Dated 4/30/18, Repurchase Value $100,005,000,
collateralized by Federal National Mortgage
Assn. 3.500%, 4/1/2048, with a value of
$102,000,000)
HSBC Bank USA	1.710%	5/1/18	94,600	94,600
(Dated 4/30/18, Repurchase Value $94,604,000,
collateralized by Federal
National Mortgage Assn. 3.500%, 1/1/47-
11/1/47, with a value of $96,500,000)
Barclays Capital Inc.	1.720%	5/1/18	79,100	79,100
(Dated 4/30/18, Repurchase Value
$79,104,000, collateralized by U.S.
Treasury Note/Bond 0.000%-9.000%,
11/15/18-8/15/46, with a value of
$80,682,000)
Bank of America Securities, LLC	1.730%	5/1/18	23,100	23,100
(Dated 4/30/18, Repurchase Value $23,101,000,
collateralized by
Federal Home Loan Mortgage Corp.
2.500%, 5/1/2030, with a value of $23,562,000)
				643,900
Commercial Paper (1.3%)
5 Walmart Inc.	1.803%-1.853%	5/22/18	150,000	149,838
5 Apple Inc.	1.885%	6/19/18	125,000	124,674
5 Chevron Corp.	1.874%	5/11/18	100,000	99,953
5 Walmart Inc.	1.823%	5/16/18	100,000	99,928
5 PepsiCo Inc.	1.803%	5/23/18	100,000	99,892
				574,285
Total Temporary Cash Investments (Cost $1,580,300)				1,580,337
Total Investments (100.7%) (Cost $29,282,276)				44,967,442
Other Assets and Liabilities-Net (-0.7%)4				(316,893)
Net Assets (100%)				44,650,549

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $341,301,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $77,157,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $362,160,000 of collateral received for securities on loan, of which $362,152,000 is held in Vanguard
Market Liquidity Fund $8,000 is held in cash.

5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2018, the aggregate value of these securities was $574,285,000, representing 1.3% of net assets.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Health Care Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	31,986,014	—	—
Common Stocks—International	468,755	10,932,336	—
Temporary Cash Investments	362,152	1,218,185	—
Total	32,816,921	12,150,521	—

E. At April 30, 2018, the cost of investment securities for tax purposes was $29,371,139,000. Net unrealized appreciation of investment securities for tax purposes was $15,596,303,000, consisting of unrealized gains of $17,097,004,000 on securities that had risen in value since their purchase and $1,500,701,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					April. 30,
	2018		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Healthcare Co.
Inc.	156,814	—	—	—	6,902	—	—	163,716
Agios Pharmaceuticals
Inc.	342,852	—	—	—	22,419	—	—	365,271

Alkermes plc	518,485	8,156	17,727	(904)	(110,009)	—	—	398,001
Allscripts Healthcare
Solutions Inc.	140,506	—	—	—	(31,004)	—	—	109,502
Alnylam
Pharmaceuticals Inc.	867,028	71,232	—	—	(244,465)	—	—	693,795

athenahealth Inc.	279,963	—	57,516	1,893	(904)	—	—	NA1

Eisai Co. Ltd.	951,518	—	—	—	169,838	11,253	—	1,121,356

Incyte Corp.	NA2	77,105	—	—	(271,754)	—	—	660,124

Medicines Co.	184,343	—	—	—	(16,915)	—	—	167,428

Mylan NV	1,278,817	—	—	—	(122,062)	—	—	1,156,755

Prothena Corp. plc	89,882	—	—	—	(64,078)	—	—	25,804

TESARO Inc.	202,153	—	—	—	(49,595)	—	—	152,558

UCB SA	1,031,202	9,734	10,450	1,354	(140,132)	14,249	—	891,708

Health Care Fund

Vanguard Market
Liquidity Fund	166,428	NA3	NA3	(27)	35	—	—	362,152
Total	6,209,991			2,316	(851,724)	25,502	—	6,268,170
1 Not applicable—at April 30, 2018, the issuer was not an affiliated company of the fund.
2 Not applicable—at January 31, 2018, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Energy Fund

Schedule of Investments (unaudited)
As of April 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.3%)1
United States (64.2%)
Electric Utilities (1.7%)
	OGE Energy Corp.	2,105,840	69,219
	Avangrid Inc.	1,045,870	55,128
	Edison International	636,295	41,690
			166,037
Energy Equipment & Services (7.0%)
	Schlumberger Ltd.	3,642,634	249,739
	Halliburton Co.	4,574,629	242,409
	Patterson-UTI Energy Inc.	3,378,276	72,363
^,* Liberty Oilfield Services Inc. Class A		2,104,443	41,963
	Baker Hughes a GE Co.	975,638	35,230
*	ProPetro Holding Corp.	1,699,507	31,101
			672,805
Multi-Utilities (1.1%)
	Sempra Energy	985,563	110,186

Oil, Gas & Consumable Fuels (53.8%)
	Exxon Mobil Corp.	9,717,279	755,518
	Chevron Corp.	5,091,871	637,044
	Pioneer Natural Resources Co.	2,465,259	496,873
	EOG Resources Inc.	2,805,963	331,581
	Valero Energy Corp.	2,716,821	301,377
*	Diamondback Energy Inc.	2,056,564	264,166
	Marathon Petroleum Corp.	3,159,240	236,659
	Occidental Petroleum Corp.	2,542,018	196,396
	Phillips 66	1,754,063	195,245
*	Concho Resources Inc.	944,587	148,498
*	Newfield Exploration Co.	4,565,326	136,047
	ConocoPhillips	2,033,457	133,191
	Hess Corp.	2,088,096	119,001
	Anadarko Petroleum Corp.	1,736,963	116,932
*	Callon Petroleum Co.	7,918,328	110,144
	EQT Corp.	1,996,249	100,192
	Cabot Oil & Gas Corp.	3,863,464	92,375
	Kinder Morgan Inc.	5,592,482	88,473
*	Antero Resources Corp.	3,856,832	73,280
	Devon Energy Corp.	1,986,391	72,166
	Targa Resources Corp.	1,474,989	69,280
	Noble Energy Inc.	1,896,086	64,145
	Delek US Holdings Inc.	1,329,392	62,973
*	SRC Energy Inc.	5,420,147	59,838
^,* Extraction Oil & Gas Inc.		3,148,278	44,454
*	Parsley Energy Inc. Class A	1,279,465	38,422
*	Alta Mesa Resources Inc.	4,886,315	36,647
	Marathon Oil Corp.	1,935,883	35,330
	Cimarex Energy Co.	340,957	34,297
*	WPX Energy Inc.	1,942,378	33,195
*	Centennial Resource Development Inc. Class A	1,786,012	33,041

^,* Jagged Peak Energy Inc.		1,781,546	25,529
*	QEP Resources Inc.	1,747,526	21,285
*	Energen Corp.	304,834	19,948
	Andeavor	106,230	14,694
*	Continental Resources Inc.	130,260	8,605
	HollyFrontier Corp.	74,491	4,521
	Murphy Oil Corp.	110,700	3,333
	Williams Cos. Inc.	47,717	1,228
	ONEOK Inc.	18,725	1,128
			5,217,051
Other (0.6%)
2	Vanguard Energy ETF	578,000	58,563
Total United States			6,224,642
International (33.1%)
Argentina (0.2%)
	YPF SA ADR	962,566	21,071

Australia (0.1%)
*	Santos Ltd.	864,666	3,982
	Woodside Petroleum Ltd.	41,425	1,004
			4,986
Austria (0.0%)
	OMV AG	60,287	3,734

Brazil (1.2%)
*	Petroleo Brasileiro SA ADR	7,543,605	106,289
*	Petroleo Brasileiro SA	726,332	5,107
*	Petroleo Brasileiro SA Preference Shares	678,500	4,449
			115,845
Canada (4.3%)
	Suncor Energy Inc. (New York Shares)	4,114,320	157,290
	TransCanada Corp. (New York Shares)	1,937,308	82,239
	Encana Corp.	5,574,975	69,576
	Canadian Natural Resources Ltd. (New York Shares)	1,876,211	67,694
^	PrairieSky Royalty Ltd. (Toronto Shares)	605,648	13,429
	Suncor Energy Inc	323,878	12,386
	Enbridge Inc.	188,521	5,710
	Canadian Natural Resources Ltd.	113,792	4,105
	TransCanada Corp.	85,671	3,632
	Husky Energy Inc.	207,390	2,901
	PrairieSky Royalty Ltd.	93,253	2,082
			421,044
China (1.3%)
	CNOOC Ltd. ADR	616,246	104,152
	CNOOC Ltd.	4,100,717	6,937
	China Petroleum & Chemical Corp.	6,829,600	6,651
	China Longyuan Power Group Corp. Ltd.	3,795,000	3,728
	Huaneng Renewables Corp. Ltd.	7,424,000	3,297
	Kunlun Energy Co. Ltd.	3,016,000	2,582
*	GCL-Poly Energy Holdings Ltd.	17,149,000	2,121
	PetroChina Co. Ltd.	306,000	226
			129,694

Colombia (0.0%)
^ Ecopetrol SA ADR	166,039	3,666

Denmark (0.0%)
Vestas Wind Systems A/S	3,495	226

Finland (0.1%)
Neste Oyj	51,833	4,365

France (4.3%)
TOTAL SA ADR	6,289,640	393,794
TOTAL SA	315,432	19,826
		413,620
Germany (0.6%)
3 Innogy SE	739,296	32,485
E.ON SE	2,346,173	25,690
		58,175
Greece (0.1%)
Motor Oil Hellas Corinth Refineries SA	105,053	2,503
Hellenic Petroleum SA	227,504	2,315
		4,818
Hungary (0.0%)
* MOL Hungarian Oil & Gas plc	260,286	3,008

India (1.9%)
Reliance Industries Ltd.	7,223,153	103,806
Power Grid Corp. of India Ltd.	24,190,986	75,143
Hindustan Petroleum Corp. Ltd.	581,028	2,640
GAIL India Ltd.	502,098	2,440
		184,029
Israel (0.0%)
Oil Refineries Ltd.	5,022,286	2,173

Italy (3.1%)
Eni SPA ADR	5,515,180	216,030
Tenaris SA ADR	1,863,654	69,663
Eni SPA	515,331	10,074
		295,767
Japan (0.9%)
Inpex Corp.	5,681,979	72,637
JXTG Holdings Inc.	884,200	5,764
Idemitsu Kosan Co. Ltd.	82,700	3,231
Cosmo Energy Holdings Co. Ltd.	79,700	2,626
Showa Shell Sekiyu KK	27,300	385
		84,643
Norway (0.5%)
^ Statoil ASA ADR	1,512,188	38,712
Statoil ASA	254,494	6,508
		45,220

Poland (0.0%)
Grupa Lotos SA	156,681	2,455

Portugal (1.3%)
Galp Energia SGPS SA	6,592,664	126,535

Russia (3.2%)
Lukoil PJSC ADR	3,095,454	206,330
Rosneft Oil Co. PJSC GDR	13,406,765	81,553
Gazprom PJSC	2,455,004	5,689
Tatneft PJSC ADR	49,800	3,198
AK Transneft OAO Preference Shares	971	2,659
Surgutneftegas OJSC	3,903,300	1,825
Tatneft PJSC	155,950	1,662
LUKOIL PJSC	23,865	1,575
Surgutneftegas OAO Preference Shares	2,971,833	1,464
Gazprom PJSC ADR	105,605	487
Bashneft PAO Preference Shares	10,769	314
		306,756
South Korea (0.0%)
GS Holdings Corp.	47,019	2,691

Spain (0.5%)
Iberdrola SA	5,510,438	42,574
* Repsol SA	307,796	5,873
		48,447
Sweden (0.7%)
* Lundin Petroleum AB	2,484,641	68,494

Taiwan (0.0%)
Formosa Petrochemical Corp.	258,000	1,053

Thailand (0.2%)
* PTT PCL (Foreign)	2,200,000	3,924
* PTT Exploration and Production PCL (Local)	854,100	3,620
Thai Oil PCL (Foreign)	901,400	2,683
IRPC PCL (Foreign)	11,280,100	2,510
* PTT PCL	1,397,000	2,492
		15,229
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS	17,783	455

United Kingdom (8.6%)
Royal Dutch Shell plc ADR	6,486,088	453,378
BP plc ADR	6,840,577	305,021
BP plc	3,333,029	24,758
Royal Dutch Shell plc Class B	637,782	22,768
Royal Dutch Shell plc Class A (Amsterdam Shares)	381,491	13,350
Royal Dutch Shell plc Class A	353,369	12,294
Petrofac Ltd.	346,148	2,873
		834,442
Total International		3,202,641
Total Common Stocks (Cost $5,540,113)		9,427,283

		Coupon
Temporary Cash Investments (4.2%)1
Money Market Fund (1.5%)
4,5 Vanguard Market Liquidity Fund		1.886%		1,446,491	144,649

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (2.6%)
	RBS Securities, Inc. 1.700%, 5/1/18 (Dated
	4/30/18, Repurchase Value $168,908,000,
	collateralized by U. S. Treasury Note/Bond
	1.500%-2.000%, 8/31/18-2/15/25, with a
	value of $172,279,000)			168,900	168,900
	Societe Generale 1.720%, 5/1/18 (Dated
	4/30/18, Repurchase Value $84,404,000,
	collateralized by Federal National Mortgage
	Assn. 2.335%-4.540%, 7/1/20-7/1/47,
	Government National Mortgage Assn.
	2.625%, 5/20/28, U.S. Treasury Bill
	0.000%, 8/16/18, and U.S. Treasury
	Note/Bond 2.500%, 2/15/46, with a value of
	$86,088,000)			84,400	84,400
					253,300
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.461%	5/3/18	160	160
	United States Treasury Bill	1.462%	5/17/18	3,700	3,697
6	United States Treasury Bill	1.446%	5/31/18	3,881	3,876
6	United States Treasury Bill	1.693%	7/12/18	300	299
6	United States Treasury Bill	1.833%	8/2/18	2,000	1,991
6	United States Treasury Bill	1.941%	9/27/18	160	159
	United States Treasury Bill	1.934%	10/11/18	100	99
					10,281
Total Temporary Cash Investments (Cost $408,216)					408,230
Total Investments (101.5%) (Cost $5,948,329)					9,835,513
Other Assets and Liabilities-Net (-1.5%)5					(140,795)
Net Assets (100%)					9,694,718

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $75,785,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 3.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of this security represented 0.3% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $80,127,000 of collateral received for securities on loan.
6 Securities with a value of $4,078,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Energy Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	561	74,248	(3,398)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements

Energy Fund

with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	6,224,642	—	—
Common Stocks—International	2,142,376	1,060,265	—
Temporary Cash Investments	144,649	263,581	—
Futures Contracts—Liabilities[1]	(734)	—	—
Total	8,510,933	1,323,846	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At April 30, 2018, the cost of investment securities for tax purposes was $5,972,978,000. Net unrealized appreciation of investment securities for tax purposes was $3,862,535,000, consisting of unrealized gains of $3,940,835,000 on securities that had risen in value since their purchase and $78,300,000 in unrealized losses on securities that had fallen in value since their purchase.

Energy Fund

G. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds					April 30,
	2018		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Energy ETF	58,996	—	—	—	(433)	342	—	58,563
Vanguard Market
Liquidity Fund	192,265	NA1	NA1	(21)	31	514	—	144,649
Total	251,261	—	—	(21)	(402)	856	—	203,212
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Real Estate Index Fund

Schedule of Investments (unaudited)
As of April 30, 2018

			Market
			Value
		Shares	($000)
Equity Real Estate Investment Trusts (REITs) (98.0%)1
Diversified REITs (5.6%)
2	WP Carey Inc.	6,032,331	385,164
2	VEREIT Inc.	54,956,312	373,703
2	Liberty Property Trust	8,309,151	347,489
	STORE Capital Corp.	9,639,064	243,194
	Forest City Realty Trust Inc. Class A	12,014,241	241,006
2	Spirit Realty Capital Inc.	25,750,886	207,295
2	Gramercy Property Trust	8,796,638	206,721
2	Colony NorthStar Inc. Class A	29,314,011	179,109
	PS Business Parks Inc.	1,149,960	132,567
	Empire State Realty Trust Inc.	7,559,286	131,683
2	Washington REIT	4,372,777	125,586
2	Lexington Realty Trust	12,199,114	98,081
	Alexander & Baldwin Inc.	3,392,058	77,678
	Select Income REIT	3,779,441	71,658
2	Global Net Lease Inc.	3,793,409	70,595
	American Assets Trust Inc.	1,987,942	66,735
2	Investors Real Estate Trust	6,790,017	36,191
*,2	iStar Inc.	3,564,849	36,147
2	Armada Hoffler Properties Inc.	2,526,476	34,284
2	Gladstone Commercial Corp.	1,555,854	26,978
	One Liberty Properties Inc.	785,887	18,673
2,3	Winthrop Realty Trust	1,892,511	12,366
			3,122,903
Health Care REITs (8.6%)
2	Welltower Inc.	20,836,235	1,113,488
2	Ventas Inc.	20,082,722	1,032,654
2	HCP Inc.	26,440,543	617,651
^,2	Omega Healthcare Investors Inc.	11,137,007	289,340
2	Healthcare Trust of America Inc. Class A	11,423,694	285,478
2	Medical Properties Trust Inc.	20,534,206	262,427
2	Senior Housing Properties Trust	13,404,145	208,703
2	Healthcare Realty Trust Inc.	7,001,274	194,846
2	Sabra Health Care REIT Inc.	9,971,336	182,575
2	National Health Investors Inc.	2,324,900	158,721
2	Physicians Realty Trust	10,052,809	150,189
*,2	Quality Care Properties Inc.	5,282,540	116,057
2	LTC Properties Inc.	2,226,803	80,499
2	CareTrust REIT Inc.	4,275,934	56,485
2	Universal Health Realty Income Trust	731,110	43,815
2	New Senior Investment Group Inc.	4,627,627	39,890
	Community Healthcare Trust Inc.	539,802	13,765
	MedEquities Realty Trust Inc.	744,346	7,585
			4,854,168
Hotel & Resort REITs (5.7%)
2	Host Hotels & Resorts Inc.	41,708,601	815,820
2	Park Hotels & Resorts Inc.	10,143,351	291,926
2	Hospitality Properties Trust	9,270,616	230,653
2	Apple Hospitality REIT Inc.	11,948,404	214,952

2	RLJ Lodging Trust	9,848,290	204,549
2	Ryman Hospitality Properties Inc.	2,598,277	203,653
2	Sunstone Hotel Investors Inc.	12,686,905	197,916
2	LaSalle Hotel Properties	6,363,237	188,161
2	Pebblebrook Hotel Trust	3,878,899	135,723
2	DiamondRock Hospitality Co.	11,275,017	124,589
2	Xenia Hotels & Resorts Inc.	6,018,261	123,916
2	MGM Growth Properties LLC Class A	3,935,832	110,085
2	Chesapeake Lodging Trust	3,387,002	100,052
2	Summit Hotel Properties Inc.	5,876,390	85,090
2	Chatham Lodging Trust	2,553,907	48,652
2	Hersha Hospitality Trust Class A	2,345,664	44,051
2	Ashford Hospitality Trust Inc.	5,495,436	37,809
*	Braemar Hotels & Resorts Inc.	1,437,999	14,955
			3,172,552
Industrial REITs (6.5%)
2	Prologis Inc.	30,020,892	1,948,656
2	Duke Realty Corp.	20,076,244	544,066
2	DCT Industrial Trust Inc.	5,250,416	344,270
2	First Industrial Realty Trust Inc.	6,756,766	210,203
2	EastGroup Properties Inc.	1,935,492	173,769
2	STAG Industrial Inc.	5,246,231	128,900
2	Rexford Industrial Realty Inc.	4,184,172	127,826
2	Terreno Realty Corp.	3,006,089	111,676
	Monmouth Real Estate Investment Corp.	3,821,162	59,725
			3,649,091
Office REITs (10.6%)
2	Boston Properties Inc.	8,709,047	1,057,365
2	Alexandria Real Estate Equities Inc.	5,336,556	664,775
2	Vornado Realty Trust	9,628,799	655,047
2	SL Green Realty Corp.	5,559,500	543,386
2	Kilroy Realty Corp.	5,550,334	397,792
2	Douglas Emmett Inc.	8,892,637	331,429
2	Hudson Pacific Properties Inc.	8,781,982	288,664
2	Highwoods Properties Inc.	5,822,959	256,327
*,2	Equity Commonwealth	6,997,504	216,853
2	Cousins Properties Inc.	23,661,234	210,348
	JBG SMITH Properties	5,326,913	196,403
	Paramount Group Inc.	11,475,962	164,680
2	Corporate Office Properties Trust	5,813,042	159,917
2	Brandywine Realty Trust	9,877,646	159,129
2	Piedmont Office Realty Trust Inc. Class A	8,167,495	146,361
2	Columbia Property Trust Inc.	6,792,916	145,097
2	Mack-Cali Realty Corp.	4,815,324	82,679
2	Government Properties Income Trust	5,493,099	68,609
2	Tier REIT Inc.	2,694,202	51,217
2	Easterly Government Properties Inc.	2,318,144	47,777
2	Franklin Street Properties Corp.	5,741,446	44,668
2	NorthStar Realty Europe Corp.	2,957,547	42,884
*,^,2 New York REIT Inc.		947,460	20,484
	City Office REIT Inc.	875,746	9,966
			5,961,857

Other (10.6%)4
5,6	Vanguard Real Estate II Index Fund	322,754,791	5,926,823

Residential REITs (13.3%)
2	Equity Residential	20,711,051	1,278,079
2	AvalonBay Communities Inc.	7,790,652	1,269,876
2	Essex Property Trust Inc.	3,723,509	892,488
2	Mid-America Apartment Communities Inc.	6,408,776	586,147
2	UDR Inc.	15,099,417	545,844
2	Camden Property Trust	5,227,024	446,388
2	Sun Communities Inc.	4,464,954	419,036
2	Equity LifeStyle Properties Inc.	4,683,493	417,580
	Invitation Homes Inc.	17,565,409	406,464
2	Apartment Investment & Management Co.	8,854,343	359,486
2	American Campus Communities Inc.	7,695,110	300,956
	American Homes 4 Rent Class A	13,807,763	278,917
2	Education Realty Trust Inc.	4,191,689	137,948
2	Independence Realty Trust Inc.	4,646,342	43,676
2	Front Yard Residential Corp.	2,857,350	28,059
	NexPoint Residential Trust Inc.	1,007,626	26,994
	Preferred Apartment Communities Inc. Class A	975,998	14,357
	UMH Properties Inc.	911,709	12,335
			7,464,630
Retail REITs (14.6%)
2	Simon Property Group Inc.	17,535,926	2,741,567
2	Realty Income Corp.	15,663,303	791,153
	GGP Inc.	33,616,695	671,998
2	Regency Centers Corp.	8,635,727	508,213
2	Federal Realty Investment Trust	3,823,905	442,999
	Macerich Co.	6,752,711	389,091
2	Kimco Realty Corp.	23,362,540	338,991
^,2	National Retail Properties Inc.	8,492,885	323,069
2	Brixmor Property Group Inc.	16,759,316	249,546
2	Taubman Centers Inc.	3,419,613	191,430
2	Weingarten Realty Investors	6,875,104	188,859
2	Retail Properties of America Inc.	12,914,708	149,036
2	Urban Edge Properties	6,419,106	132,041
	DDR Corp.	17,599,284	127,595
^,2	Tanger Factory Outlet Centers Inc.	5,329,597	116,985
2	Acadia Realty Trust	4,713,111	111,229
2	Retail Opportunity Investments Corp.	5,647,738	97,141
2	Agree Realty Corp.	1,627,179	79,537
2	Kite Realty Group Trust	4,734,610	69,694
2	Washington Prime Group Inc.	10,434,067	67,508
2	Ramco-Gershenson Properties Trust	4,469,649	53,412
^	Seritage Growth Properties Class A	1,431,799	50,929
	Alexander's Inc.	129,356	50,882
	Getty Realty Corp.	1,890,288	47,352
^,2	CBL & Associates Properties Inc.	9,599,084	40,124
	Urstadt Biddle Properties Inc. Class A	1,941,812	38,584
^,2	Pennsylvania REIT	3,927,524	38,018
	Saul Centers Inc.	737,307	35,280
2	Whitestone REIT	2,165,571	23,496
2	Cedar Realty Trust Inc.	5,141,037	19,999
	Urstadt Biddle Properties Inc.	58,856	1,009
			8,186,767

Specialized REITs (22.5%)
2	Equinix Inc.	4,403,300	1,852,865
2	Public Storage	8,834,939	1,782,714
	American Tower Corp.	11,264,728	1,536,058
2	Digital Realty Trust Inc.	11,581,785	1,224,079
	Crown Castle International Corp.	10,718,697	1,081,195
	Weyerhaeuser Co.	19,909,636	732,276
2	Extra Space Storage Inc.	7,104,773	636,517
2	Iron Mountain Inc.	15,009,227	509,413
*	SBA Communications Corp. Class A	3,126,829	501,012
	Gaming and Leisure Properties Inc.	9,860,849	337,931
2	CubeSmart	10,178,035	299,641
2	CyrusOne Inc.	4,884,159	261,742
2	Life Storage Inc.	2,622,836	231,964
2	EPR Properties	4,152,837	228,489
	CoreSite Realty Corp.	1,927,915	200,696
2	GEO Group Inc.	6,998,163	157,459
	Lamar Advertising Co. Class A	2,215,950	141,178
2	CoreCivic Inc.	6,665,137	134,369
	VICI Properties Inc.	7,150,835	130,002
	Rayonier Inc.	3,412,333	126,905
	QTS Realty Trust Inc. Class A	2,781,763	98,446
	PotlatchDeltic Corp.	1,589,294	82,405
^	Uniti Group Inc.	4,464,621	80,452
2	Four Corners Property Trust Inc.	3,446,497	78,098
2	National Storage Affiliates Trust	2,783,005	73,249
	Outfront Media Inc.	3,671,742	68,845
	InfraREIT Inc.	1,165,545	24,838
	CatchMark Timber Trust Inc. Class A	1,267,779	16,532
^	Farmland Partners Inc.	853,691	6,505
			12,635,875
Total Equity Real Estate Investment Trusts (REITs) (Cost $52,834,135)			54,974,666
Real Estate Management & Development (1.9%)
Diversified Real Estate Activities (0.1%)
*	St. Joe Co.	1,238,659	21,367
*	Five Point Holdings LLC Class A	1,466,371	19,503
*	Tejon Ranch Co.	578,141	14,066
	RMR Group Inc. Class A	158,820	11,816
			66,752
Real Estate Development (0.3%)
*	Howard Hughes Corp.	1,078,686	145,946
*,^	Forestar Group Inc.	275,528	6,007
			151,953
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	3,586,586	67,966
*	FRP Holdings Inc.	181,431	10,432
			78,398
Real Estate Services (1.3%)
*	CBRE Group Inc. Class A	8,032,295	363,943
	Jones Lang LaSalle Inc.	1,198,074	203,086
	Realogy Holdings Corp.	3,655,395	90,690
	HFF Inc. Class A	1,015,531	35,686
	RE/MAX Holdings Inc. Class A	464,657	25,161
*	Marcus & Millichap Inc.	454,968	15,542

*,^ Altisource Portfolio Solutions SA		340,353	9,319
			743,427
Total Real Estate Management & Development (Cost $1,054,109)			1,040,530
	Coupon
Temporary Cash Investment (0.6%)1
Money Market Fund (0.6%)
7,8 Vanguard Market Liquidity Fund (Cost
$357,253)	1.886%	3,572,700	357,270
Total Investments (100.5%) (Cost $54,245,497)			56,372,466
Other Assets and Liabilities-Net (-0.5%)8			(283,852)
Net Assets (100%)			56,088,614

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $246,550,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund
Schedule of Investments.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Includes $258,679,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Total Return Swaps
				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Gaming And Leisure Properties	5/31/18	GSCM	52,739	(2.448%)	(331)
Federal Realty Investment Trust	5/31/18	GSCM	30,332	(1.887%)	--
Retail Opportunity Investments Corp.	5/31/18	GSCM	9,355	(1.887%)	(150)
Kimco Realty Corp.	5/31/18	GSCM	8,863	(1.887%)	144
Brixmor Property Group Inc.	5/31/18	GSCM	6,510	(1.887%)	(151)
					(488)
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

Real Estate Index Fund

As a part of its principal investment strategy, Vanguard Real Estate Index Fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II

Index Fund (“Real Estate II”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about Real Estate II, refer to the accompanying Appendix.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,002,830	—	12,366
Temporary Cash Investments	357,270	—	—
Swap Contracts—Assets	—	144	—
Swap Contracts—Liabilities	—	(632)	—
Total	56,360,100	(488)	12,366

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Real Estate Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at April 30, 2018.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At April 30, 2018, the cost of investment securities for tax purposes was $54,245,497,000. Net unrealized appreciation of investment securities for tax purposes was $2,126,969,000, consisting of unrealized gains of $6,089,813,000 on securities that had risen in value since their purchase and $3,962,844,000 in unrealized losses on securities that had fallen in value since their purchase.

Real Estate Index Fund

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	January.		Proceeds					April 30,
	31, 2018		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Realty
Trust	135,395	3,776	22,660	(8,265)	2,983	938	392	111,229
Agree Realty
Corp.	90,915	2,577	15,467	1,405	107	725	—	79,537
Alexander &								NA3
Baldwin Inc.	120,082	5,778	32,244	(620)	(15,318)	—	—
Alexandria Real
Estate Equities
Inc.	800,695	21,628	128,608	17,416	(46,356)	2,289	1,394	664,775
Altisource
Residential Corp.	36,772	301	1,885	(477)	(34,711)	—	—	—
American
Campus
Communities	345,867	9,583	64,083	(11,876)	21,465	1,310	851	300,956
Inc.
Apartment
Investment &	432,922	11,712	70,874	4,452	(18,726)	1,676	2,105	359,486

Real Estate Index Fund

Management Co.
Apple
Hospitality REIT	272,226	6,996	43,577	(3,860)	(16,833)	3,189	171	214,952
Inc.
Armada Hoffler
Properties Inc.	42,716	1,142	7,409	(322)	(1,843)	479	16	34,284
Ashford
Hospitality Prime	15,186	448	2,974	(2,608)	(10,052)	102	96	—
Inc.
Ashford
Hospitality Trust	41,331	1,151	9,297	(1,425)	6,049	—	—	37,809
Inc.
AvalonBay
Communities
Inc.	1,550,548	41,689	252,205	(7,765)	(62,391)	9,016	2,952	1,269,876
Boston
Properties Inc.	1,258,471	34,747	209,756	(829)	(25,268)	7,055	223	1,057,365
Brandywine
Realty Trust	207,416	5,304	32,217	1,354	(22,728)	736	1,010	159,129
Brixmor
Property Group
Inc.	319,202	8,740	54,893	(34,383)	10,880	4,525	—	249,546
Camden
Property Trust	528,910	14,291	87,146	5,395	(15,062)	2,056	2,151	446,388
CareTrust REIT
Inc.	79,575	2,006	12,669	(2,785)	(9,642)	743	—	56,485
CBL &
Associates	62,714	1,507	10,446	(25,935)	12,284	1,939	—	40,124
Properties Inc.
Cedar Realty
Trust Inc.	30,746	714	4,574	(2,416)	(4,471)	132	—	19,999
Chatham
Lodging Trust	67,005	1,677	10,606	(3,452)	(5,972)	796	34	48,652
Chesapeake
Lodging Trust	108,533	3,042	19,390	(712)	8,579	1,232	29	100,052
Colony
NorthStar Inc.	309,780	6,664	42,301 (114,889)		19,855	2,493	886	179,109
Class A
Columbia
Property Trust
Inc.	174,942	4,749	32,238	(4,176)	1,820	320	—	145,097

CoreCivic Inc.	180,820	4,673	29,631	(17,783)	(3,710)	2,859	—	134,369
Corporate Office
Properties Trust	179,024	5,879	26,052	(5,607)	6,673	951	340	159,917
Cousins
Properties Inc.	249,205	6,743	41,120	(3,193)	(1,287)	1,074	123	210,348

CubeSmart	327,031	9,240	56,791	4,433	15,728	2,977	78	299,641

CyrusOne Inc.	329,980	8,429	58,912	5,247	(23,002)	107	—	261,742
DCT Industrial
Trust Inc.	363,151	9,805	59,538	11,627	19,225	1,734	166	344,270
DDR Corp.								NA3
	167,216	4,419	37,146	(28,770)	21,876	1,291	—
DiamondRock
Hospitality Co.	155,274	4,030	25,008	(3,185)	(6,522)	1,465	—	124,589
Digital Realty
Trust Inc.	1,513,956	39,970	240,423	41,110	(130,534)	12,295	287	1,224,079
Douglas Emmett
Inc.	394,265	10,661	64,296	6,102	(15,303)	543	8	331,429

Real Estate Index Fund

Duke Realty
Corp.	619,410	17,106	103,877	12,801	(1,374)	1,536	2,999	544,066
Easterly
Government
Properties Inc.	53,553	2,098	8,304	190	240	438	—	47,777
EastGroup
Properties Inc.	196,347	5,304	32,229	5,358	(1,011)	1,241	65	173,769
Education
Realty Trust Inc.	159,394	4,425	26,706	(5,714)	6,549	940	1	137,948

EPR Properties	286,885	7,758	48,085	(6,843)	(11,226)	4,010	261	228,489

Equinix Inc.	2,339,501	60,097	363,071	44,319	(227,981)	11,104	—	1,852,865
Equity
Commonwealth	244,644	6,926	42,055	2,330	5,008	—	—	216,853
Equity LifeStyle
Properties Inc.	470,384	13,201	78,421	19,958	(7,542)	2,301	271	417,580
Equity
Residential	1,492,184	40,763	247,357	(40,417)	32,906	6,312	5,523	1,278,079
Essex Property
Trust Inc.	1,013,827	28,653	174,157	20,489	3,676	6,517	724	892,488
Extra Space
Storage Inc.	693,324	20,027	121,429	21,372	23,223	5,752	216	636,517
Federal Realty
Investment Trust	544,060	15,626	93,199	(11,417)	(12,071)	4,133	14	442,999
First Industrial
Realty Trust Inc.	243,894	6,553	39,847	6,912	(7,309)	1,257	264	210,203
Forest City
Realty Trust Inc.								NA3
Class A	330,139	8,475	51,958	635	(46,285)	1,365	1,002
Four Corners
Property Trust
Inc.	95,230	2,585	16,259	1,052	(4,510)	943	—	78,098
Franklin Street
Properties Corp.	68,033	1,641	12,889	(4,661)	(7,456)	284	20	44,668
Gaming and
Leisure								NA3
Properties Inc.	428,876	12,849	78,925	(3,220)	(21,649)	6,316	97

Front Yard	NA2
Residential Corp.		679	4,034	(1,227)	32,641	446	—	28,059

GEO Group Inc.	184,462	4,985	35,174	(7,272)	10,458	4,917	—	157,459

Getty Realty								NA3
Corp.	58,003	1,562	9,403	345	(3,155)	526	108
Gladstone
Commercial
Corp.	34,680	914	7,021	(1,139)	(456)	625	—	26,978
Global Net
Lease Inc.	81,413	2,169	14,286	(5,071)	6,370	2,198	—	70,595
Government
Properties
Income Trust	108,827	2,582	18,740	(6,174)	(17,886)	1,288	115	68,609
Gramercy
Property Trust	252,621	6,977	37,365	(4,669)	(10,843)	3,415	—	206,721

HCP Inc.	744,106	20,098	121,150	(71,880)	46,477	7,832	52	617,651
Healthcare
Realty Trust Inc.	243,780	6,454	41,620	(3,619)	(10,149)	1,169	554	194,846
Healthcare Trust
of America Inc.	365,173	9,781	59,283	(6,191)	(24,002)	2,582	85	285,478
Class A

Real Estate Index Fund

Hersha
Hospitality Trust	51,171	1,388	9,604	(1,528)	2,624	573	—	44,051
Class A
Highwoods
Properties Inc.	326,002	8,500	51,373	(1,763)	(25,039)	2,356	626	256,327
Hospitality
Properties Trust	308,288	7,849	49,319	(6,544)	(29,621)	4,597	15	230,653
Host Hotels &
Resorts Inc.	1,012,323	26,231	160,865	(2,973)	(58,896)	5,984	2,739	815,820
Hudson Pacific
Properties Inc.	327,281	9,121	56,576	1,168	7,670	1,814	222	288,664
Independence
Realty Trust Inc.	49,505	1,371	8,270	(261)	1,331	714	152	43,676
Investors Real
Estate Trust	45,038	1,157	7,808	(3,690)	1,494	83	338	36,191
Iron Mountain
Inc.	611,738	16,363	96,703	(10,122)	(11,863)	7,938	—	509,413

iStar Inc.	45,217	1,229	8,589	(1,482)	(228)	—	—	36,147
JBG SMITH
Properties	210,407	5,917	35,977	(2,473)	18,529	—	—	NA3
Kilroy Realty
Corp.	462,201	12,675	78,261	5,176	(3,999)	1,739	681	397,792
Kimco Realty
Corp.	436,518	11,713	80,046	(51,071)	21,877	2,729	3,012	338,991
Kite Realty
Group Trust	95,092	—	15,217	(10,161)	(20)	1,253	172	69,694
LaSalle Hotel
Properties	227,890	5,839	36,236	(8,230)	(1,102)	2,488	513	188,161
Lexington
Realty Trust	128,736	3,303	23,142	(5,533)	(5,283)	1,656	—	98,081
Liberty Property
Trust	402,322	10,973	66,817	2,828	(1,817)	2,579	735	347,489

Life Storage Inc.	255,145	7,126	44,970	(3,158)	17,821	2,507	—	231,964
LTC Properties
Inc.	106,910	2,828	18,159	(1,884)	(9,196)	996	81	80,499
Macerich Co.								NA3
	511,617	13,287	81,978	(11,721)	(42,114)	2,302	3,320
Mack-Cali
Realty Corp.	112,923	2,834	17,129	(11,564)	(4,385)	636	32	82,679
Medical
Properties Trust	313,870	8,628	56,874	(4,480)	1,283	4,170	251	262,427
Inc.
MGM Growth
Properties LLC	127,934	3,489	21,382	(1,282)	1,326	1,595	—	110,085
Class A
Mid-America
Apartment
Communities	713,570	18,990	114,547	7,597	(39,463)	5,677	412	586,147
Inc.
Monmouth Real
Estate	75,450	1,904	11,600	1,055	(7,084)	386	13	59,725
Investment Corp.
National Health
Investors Inc.	190,628	5,171	31,796	117	(5,399)	1,720	549	158,721
National Retail
Properties Inc.	390,140	10,787	63,542	(3,473)	(10,843)	3,368	49	323,069
National
Storage Affiliates	82,472	2,313	14,546	373	2,637	774	—	73,249
Trust

Real Estate Index Fund

New Senior
Investment	41,482	1,218	12,242	(6,394)	15,826	—	28	39,890
Group Inc.

New York REIT
Inc.	22,353	673	4,017	(12,625)	14,100	—	—	20,484
NexPoint
Residential Trust								NA3
Inc.	31,311	842	5,574	(102)	517	155	41
NorthStar Realty
Europe Corp.	41,298	1,153	8,965	211	9,187	144	—	42,884
Omega
Healthcare
Investors Inc.	351,475	9,803	66,892	(14,725)	9,679	4,852	109	289,340

Paramount								NA3
Group Inc.	200,818	5,421	33,838	(6,030)	(1,691)	360	35
Park Hotels &
Resorts Inc	NA2	24,331	37,177	(356)	(1,876)	4,386	—	291,926
Pebblebrook
Hotel Trust	177,289	4,526	28,214	1,452	(19,330)	1,532	—	135,723
Pennsylvania
REIT	51,388	1,328	11,109	(7,804)	4,215	—	—	38,018
Physicians
Realty Trust	190,800	5,070	32,910	(6,676)	(6,095)	1,115	—	150,189
Piedmont Office
Realty Trust Inc.
Class A	187,225	4,885	30,382	(3,258)	(12,109)	1,067	732	146,361
Preferred
Apartment
Communities	35,483	725	17,762	(7,709)	3,620	251	—	NA3
Inc.

Prologis Inc.	2,281,569	61,683	373,355	68,718	(89,959)	7,664	7,840	1,948,656

Public Storage	2,019,383	57,174	344,043	(8,035)	58,235	19,075	5	1,782,714
QTS Realty
Trust Inc. Class								NA3
A	159,765	3,517	22,120	(4,315)	(38,401)	953	—
Quality Care
Properties Inc.	83,525	2,898	17,673	1,062	46,245	—	—	116,057
Ramco—
Gershenson
Properties Trust	69,142	1,827	10,969	(4,759)	(1,829)	905	76	53,412
Realty Income
Corp.	961,952	26,172	155,226	(15,852)	(25,893)	8,308	55	791,153
Regency
Centers Corp.	634,791	16,804	101,651	(12,388)	(29,343)	3,854	412	508,213
Retail
Opportunity
Investments	123,236	3,579	22,632	(1,081)	(5,961)	936	—	97,141
Corp.
Retail Properties
of America Inc.	183,468	5,096	32,041	(8,120)	633	1,802	32	149,036
Rexford
Industrial Realty
Inc.	139,212	4,808	19,126	2,158	774	668	15	127,826
RLJ Lodging
Trust	266,228	6,684	42,509	(6,856)	(18,998)	3,089	—	204,549
Ryman
Hospitality	232,432	6,373	38,905	8,806	(5,053)	2,264	41	203,653
Properties Inc.

Real Estate Index Fund

Sabra Health
Care REIT Inc.	209,688	5,790	36,121	(16,596)	19,814	2,894	18	182,575
Senior Housing
Properties Trust	271,328	7,088	42,626	(11,440)	(15,647)	3,507	190	208,703
Seritage Growth
Properties Class								NA3
A	68,238	1,765	10,156	(583)	(8,335)	372	—
Simon Property
Group Inc.	3,346,756	90,598	545,800	(40,040)	(109,947)	37,977	772	2,741,567
SL Green Realty
Corp.	655,463	17,894	110,178	(12,018)	(7,775)	1,988	2,743	543,386
Spirit Realty
Capital Inc.	246,845	6,758	45,666	(14,692)	14,050	3,302	230	207,295
STAG Industrial
Inc.	153,983	4,120	25,787	(421)	(2,995)	1,262	—	128,900
STORE Capital
Corp.	276,198	7,782	47,367	(1,702)	8,283	2,846	212	NA3
Summit Hotel
Properties Inc.	106,473	2,702	16,624	79	(7,540)	1,189	—	85,090
Sun
Communities
Inc.	462,846	13,081	87,395	17,367	13,137	1,148	548	419,036
Sunstone Hotel
Investors Inc.	250,335	6,407	39,558	693	(19,961)	470	194	197,916
Tanger Factory
Outlet Centers
Inc.	157,570	4,073	25,775	(10,689)	(8,194)	1,773	17	116,985
Taubman
Centers Inc.	246,647	6,633	41,794	(6,457)	(13,599)	1,994	385	191,430
Terreno Realty
Corp.	122,901	3,378	18,761	1,635	2,523	586	57	111,676

Tier REIT Inc.	61,273	1,669	10,276	1,295	(2,744)	348	—	51,217

UDR Inc.	644,129	17,406	105,305	6,159	(16,545)	3,345	1,689	545,844

UMH Properties								NA3
Inc.	26,624	582	14,639	(4,380)	4,149	325	—
Universal Health
Realty Income
Trust	56,751	1,459	8,676	982	(6,701)	398	76	43,815
Urban Edge
Properties	175,346	4,616	27,571	(3,123)	(17,227)	1,311	207	132,041
Vanguard
Market Liquidity		NA4	NA4
Fund	164,286			10	20	225	—	357,270
Vanguard Real
Estate II Index
Fund	6,126,412	55,860	—	—	(255,449)	48,772	6,428	5,926,823

Ventas Inc.	1,313,443	33,872	202,901	(43,025)	(68,735)	13,093	3,496	1,032,654

VEREIT Inc.	462,377	12,638	85,723	(47,682)	32,093	6,790	794	373,703
Vornado Realty
Trust	805,092	21,609	129,275	(16,742)	(25,637)	—	—	655,047
Washington
Prime Group Inc.	80,600	2,255	13,654	(19,228)	17,535	1,943	542	67,508
Washington
REIT	145,371	3,882	22,591	(2,417)	1,341	1,044	111	125,586
Weingarten
Realty Investors	237,807	6,341	38,495	(10,238)	(6,556)	1,931	989	188,859

Real Estate Index Fund

Welltower Inc.	1,457,867	37,699	226,686	(61,161)	(94,231)	12,712	7,553	1,113,488
Whitestone
REIT	33,393	815	6,322	(999)	(3,391)	284	42	23,496
Winthrop Realty
Trust	12,674	—	—	—	(308)	—	—	12,366

WP Carey Inc.	456,443	12,352	77,338	(5,152)	(1,141)	5,532	117	385,164
Xenia Hotels &
Resorts Inc.	156,245	4,035	24,795	(1,365)	(10,204)	1,705	—	123,916
Total	57,342,038	1,457,094	8,511,793 (702,232)		(1,432,748)	431,574	76,426	46,624,325

1 Does not include adjustments to related return of capital.
2 Not Applicable-at January 31, 2018, the issuer was not an affiliated company of the fund.
3 Not Applicable-at April 30, 2018, the security was still held, but the issuer was no longer an affiliated company of the fund.
4 Not Applicable-purchases and sales are for temporary cash investment purposes.

Appendix:

Vanguard Real Estate II Index Fund

Schedule of Investments (unaudited)
As of April 30, 2018

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (97.7%)
Diversified REITs (6.2%)
WP Carey Inc.	710,714	45,379
VEREIT Inc.	6,472,413	44,013
Liberty Property Trust	978,983	40,941
STORE Capital Corp.	1,135,597	28,651
Forest City Realty Trust Inc. Class A	1,415,391	28,393
Spirit Realty Capital Inc.	3,033,654	24,421
Gramercy Property Trust	1,036,217	24,351
Colony NorthStar Inc. Class A	3,452,915	21,097
PS Business Parks Inc.	135,585	15,630
Empire State Realty Trust Inc.	890,820	15,518
Washington REIT	515,423	14,803
Lexington Realty Trust	1,438,179	11,563
Alexander & Baldwin Inc.	399,120	9,140
Select Income REIT	445,505	8,447
Global Net Lease Inc.	446,913	8,317
American Assets Trust Inc.	234,377	7,868
Investors Real Estate Trust	800,566	4,267
* iStar Inc.	420,189	4,261
Armada Hoffler Properties Inc.	298,040	4,044
Gladstone Commercial Corp.	183,580	3,183
One Liberty Properties Inc.	92,844	2,206
		366,493
Health Care REITs (9.6%)
Welltower Inc.	2,454,739	131,181
Ventas Inc.	2,366,018	121,661
HCP Inc.	3,114,999	72,766
^ Omega Healthcare Investors Inc.	1,311,998	34,086
Healthcare Trust of America Inc. Class A	1,345,798	33,631
Medical Properties Trust Inc.	2,419,285	30,918
Senior Housing Properties Trust	1,579,204	24,588
Healthcare Realty Trust Inc.	824,850	22,956

Sabra Health Care REIT Inc.	1,174,687	21,508
National Health Investors Inc.	273,997	18,706
Physicians Realty Trust	1,184,314	17,694
* Quality Care Properties Inc.	622,373	13,674
LTC Properties Inc.	262,503	9,489
CareTrust REIT Inc.	503,755	6,655
Universal Health Realty Income Trust	86,211	5,167
New Senior Investment Group Inc.	545,339	4,701
Community Healthcare Trust Inc.	63,926	1,630
MedEquities Realty Trust Inc.	87,974	896
		571,907
Hotel & Resort REITs (6.3%)
Host Hotels & Resorts Inc.	4,913,850	96,115
Park Hotels & Resorts Inc.	1,194,943	34,390
Hospitality Properties Trust	1,092,283	27,176
Apple Hospitality REIT Inc.	1,407,761	25,326
RLJ Lodging Trust	1,160,235	24,098
Ryman Hospitality Properties Inc.	306,138	23,995
Sunstone Hotel Investors Inc.	1,494,710	23,317
LaSalle Hotel Properties	749,632	22,167
Pebblebrook Hotel Trust	457,017	15,991
DiamondRock Hospitality Co.	1,328,477	14,680
Xenia Hotels & Resorts Inc.	709,310	14,605
MGM Growth Properties LLC Class A	463,641	12,968
Chesapeake Lodging Trust	399,250	11,794
Summit Hotel Properties Inc.	692,437	10,026
Chatham Lodging Trust	301,047	5,735
Hersha Hospitality Trust Class A	276,484	5,192
Ashford Hospitality Trust Inc.	647,537	4,455
* Braemar Hotels & Resorts Inc.	169,523	1,763
		373,793
Industrial REITs (7.3%)
Prologis Inc.	3,536,983	229,586
Duke Realty Corp.	2,365,283	64,099
DCT Industrial Trust Inc.	618,623	40,563
First Industrial Realty Trust Inc.	796,179	24,769
EastGroup Properties Inc.	228,109	20,480
STAG Industrial Inc.	618,228	15,190
Rexford Industrial Realty Inc.	493,020	15,062
Terreno Realty Corp.	354,297	13,162
Monmouth Real Estate Investment Corp.	450,442	7,040
		429,951
Office REITs (11.9%)
Boston Properties Inc.	1,025,897	124,554
Alexandria Real Estate Equities Inc.	628,723	78,320
Vornado Realty Trust	1,134,433	77,176
SL Green Realty Corp.	654,967	64,017
Kilroy Realty Corp.	653,942	46,868
Douglas Emmett Inc.	1,047,667	39,047
Hudson Pacific Properties Inc.	1,034,620	34,008
Highwoods Properties Inc.	685,917	30,194
* Equity Commonwealth	824,571	25,553
Cousins Properties Inc.	2,787,935	24,785
JBG SMITH Properties	627,704	23,143
Paramount Group Inc.	1,351,951	19,401

Corporate Office Properties Trust	684,891	18,841
Brandywine Realty Trust	1,163,899	18,750
Piedmont Office Realty Trust Inc. Class A	962,454	17,247
Columbia Property Trust Inc.	800,541	17,100
Mack-Cali Realty Corp.	567,352	9,741
Government Properties Income Trust	647,132	8,083
Tier REIT Inc.	317,721	6,040
Easterly Government Properties Inc.	273,297	5,633
Franklin Street Properties Corp.	676,735	5,265
NorthStar Realty Europe Corp.	348,573	5,054
*,^ New York REIT Inc.	111,620	2,413
City Office REIT Inc.	103,442	1,177
		702,410
Residential REITs (14.8%)
Equity Residential	2,440,031	150,574
AvalonBay Communities Inc.	917,858	149,611
Essex Property Trust Inc.	438,683	105,148
Mid-America Apartment Communities Inc.	755,020	69,054
UDR Inc.	1,778,942	64,309
Camden Property Trust	615,844	52,593
Sun Communities Inc.	526,059	49,371
Equity LifeStyle Properties Inc.	551,831	49,201
Invitation Homes Inc.	2,069,372	47,885
Apartment Investment & Management Co.	1,043,161	42,352
American Campus Communities Inc.	906,609	35,458
American Homes 4 Rent Class A	1,626,381	32,853
Education Realty Trust Inc.	493,920	16,255
Independence Realty Trust Inc.	547,612	5,148
Front Yard Residential Corp.	336,692	3,306
NexPoint Residential Trust Inc.	118,806	3,183
Preferred Apartment Communities Inc. Class A	115,429	1,698
UMH Properties Inc.	108,146	1,463
		879,462
Retail REITs (16.4%)
Simon Property Group Inc.	2,065,992	322,997
Realty Income Corp.	1,845,270	93,205
GGP Inc.	3,960,855	79,177
Regency Centers Corp.	1,017,394	59,874
Federal Realty Investment Trust	481,142	55,740
Macerich Co.	795,257	45,823
Kimco Realty Corp.	2,824,160	40,979
National Retail Properties Inc.	1,000,587	38,062
Brixmor Property Group Inc.	2,023,817	30,135
Taubman Centers Inc.	402,864	22,552
Weingarten Realty Investors	810,064	22,252
Retail Properties of America Inc.	1,521,384	17,557
Urban Edge Properties	756,413	15,559
DDR Corp.	2,073,316	15,031
^ Tanger Factory Outlet Centers Inc.	627,883	13,782
Acadia Realty Trust	555,336	13,106
Retail Opportunity Investments Corp.	727,889	12,520
Agree Realty Corp.	191,792	9,375
Kite Realty Group Trust	555,490	8,177
Washington Prime Group Inc.	1,229,279	7,953
Ramco-Gershenson Properties Trust	526,819	6,295
Alexander's Inc.	15,256	6,001

Seritage Growth Properties Class A	168,675	6,000
Getty Realty Corp.	222,920	5,584
^ CBL & Associates Properties Inc.	1,130,759	4,727
^ Pennsylvania REIT	462,696	4,479
Urstadt Biddle Properties Inc. Class A	221,535	4,402
Saul Centers Inc.	87,018	4,164
Whitestone REIT	255,370	2,771
Cedar Realty Trust Inc.	606,165	2,358
		970,637
Specialized REITs (25.2%)
Equinix Inc.	518,766	218,291
Public Storage	1,040,900	210,033
American Tower Corp.	1,325,954	180,807
Digital Realty Trust Inc.	1,364,519	144,216
Crown Castle International Corp.	1,261,756	127,273
Weyerhaeuser Co.	2,343,700	86,201
Extra Space Storage Inc.	837,037	74,990
Iron Mountain Inc.	1,768,266	60,015
* SBA Communications Corp. Class A	368,107	58,982
Gaming and Leisure Properties Inc.	1,342,012	45,991
CubeSmart	1,199,136	35,302
CyrusOne Inc.	575,389	30,835
Life Storage Inc.	309,012	27,329
EPR Properties	489,263	26,919
CoreSite Realty Corp.	227,128	23,644
GEO Group Inc.	824,522	18,552
Lamar Advertising Co. Class A	260,855	16,619
CoreCivic Inc.	785,289	15,831
VICI Properties Inc.	841,800	15,304
Rayonier Inc.	401,778	14,942
QTS Realty Trust Inc. Class A	327,709	11,598
PotlatchDeltic Corp.	187,130	9,703
^ Uniti Group Inc.	525,684	9,473
Four Corners Property Trust Inc.	406,264	9,206
National Storage Affiliates Trust	327,995	8,633
Outfront Media Inc.	432,304	8,106
InfraREIT Inc.	137,337	2,927
CatchMark Timber Trust Inc. Class A	149,434	1,949
^ Farmland Partners Inc.	100,646	767
		1,494,438
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,179,841)		5,789,091
Real Estate Management & Development (2.0%)
Diversified Real Estate Activities (0.1%)
* St. Joe Co.	145,961	2,518
* Five Point Holdings LLC Class A	172,705	2,297
* Tejon Ranch Co.	68,183	1,659
RMR Group Inc. Class A	18,727	1,393
		7,867
Real Estate Development (0.3%)
* Howard Hughes Corp.	126,943	17,175
* Forestar Group Inc.	32,486	708
		17,883
Real Estate Operating Companies (0.1%)
Kennedy-Wilson Holdings Inc.	422,087	7,999

* FRP Holdings Inc.		21,413	1,231
			9,230
Real Estate Services (1.5%)
* CBRE Group Inc. Class A		945,390	42,836
Jones Lang LaSalle Inc.		141,028	23,906
Realogy Holdings Corp.		430,382	10,678
HFF Inc. Class A		119,638	4,204
RE/MAX Holdings Inc. Class A		54,690	2,961
* Marcus & Millichap Inc.		53,634	1,832
*,^ Altisource Portfolio Solutions SA		40,108	1,098
			87,515
Total Real Estate Management & Development (Cost $123,815)			122,495
Total Common Stock (Cost $6,303,656)			5,911,586
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity Fund (Cost $8,861)	1.886%	88,616	8,861
Total Investments (99.9%) (Cost $6,312,517)			5,920,447
Other Assets and Liabilities-Net (0.1%)2			6,376
Net Assets (100%)			5,926,823

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,364,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $8,861,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At April 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At April 30, 2018, the cost of investment securities for tax purposes was $6,312,517,000. Net unrealized depreciation of investment securities for tax purposes was $392,070,000, consisting of unrealized gains of $145,800,000 on securities that had risen in value since their purchase and $537,870,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments (unaudited)
As of April 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (98.5%)
Consumer Discretionary (14.5%)
NIKE Inc. Class B	20,363,115	1,392,633
TJX Cos. Inc.	13,813,413	1,172,068
McDonald's Corp.	4,304,404	720,729
Starbucks Corp.	10,053,689	578,791
VF Corp.	6,514,481	526,826
Walt Disney Co.	3,138,878	314,924
		4,705,971
Consumer Staples (14.9%)
Costco Wholesale Corp.	4,834,023	953,076
Coca-Cola Co.	20,579,022	889,219
Diageo plc	24,754,219	883,105
PepsiCo Inc.	7,469,965	754,018
Colgate-Palmolive Co.	10,601,159	691,514
Walgreens Boots Alliance Inc.	5,927,313	393,870
Procter & Gamble Co.	4,019,669	290,783
		4,855,585
Energy (3.7%)
Schlumberger Ltd.	10,173,917	697,524
Exxon Mobil Corp.	6,672,047	518,751
		1,216,275
Financials (12.0%)
Chubb Ltd.	6,997,506	949,352
American Express Co.	8,585,549	847,823
PNC Financial Services Group Inc.	5,148,840	749,723
Marsh & McLennan Cos. Inc.	8,805,816	717,674
BlackRock Inc.	1,201,090	626,368
		3,890,940
Health Care (16.3%)
UnitedHealth Group Inc.	3,555,748	840,579
Medtronic plc	10,104,627	809,684
Johnson & Johnson	5,728,467	724,594
Cardinal Health Inc.	10,616,371	681,252
McKesson Corp.	3,786,008	591,412
Danaher Corp.	5,678,983	569,716
Amgen Inc.	3,139,995	547,866
Merck & Co. Inc.	9,050,622	532,810
		5,297,913
Industrials (17.9%)
Canadian National Railway Co.	13,454,461	1,039,199
Union Pacific Corp.	6,857,077	916,311
United Parcel Service Inc. Class B	6,765,550	767,890
Lockheed Martin Corp.	2,392,182	767,508
Honeywell International Inc.	4,894,808	708,181
Northrop Grumman Corp.	1,891,230	609,052
General Dynamics Corp.	2,903,658	584,535
United Technologies Corp.	3,748,793	450,417
		5,843,093

Information Technology (9.8%)
Microsoft Corp.			12,232,581	1,143,991
Visa Inc. Class A			6,725,486	853,330
Accenture plc Class A			5,168,960	781,547
Automatic Data Processing Inc.			3,556,861	419,994
				3,198,862
Materials (4.4%)
Praxair Inc.			4,767,719	727,172
Ecolab Inc.			4,945,552	715,968
				1,443,140
Real Estate (5.0%)
American Tower Corp.			6,410,262	874,103
Public Storage			3,729,545	752,548
				1,626,651
Total Common Stocks (Cost $21,483,516)				32,078,430
	Coupon
Temporary Cash Investments (1.5%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund	1.886%		234	23

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.5%)
RBS Securities, Inc.
(Dated 4/30/18, Repurchase Value
$324,915,000, collateralized by U.S.
Treasury Note/Bond 1.375%-2.500%,
7/31/19-5/15/46, with a value of
$331,399,000)	1.700%	5/1/18	324,900	324,900
Societe Generale
(Dated 4/30/18, Repurchase Value
$164,508,000, collateralized by Federal
Home Loan Mortgage Corp. 1.400%-
5.702%, 1/1/20-1/1/48, Federal National
Mortgage Assn. 2.500%-4.500%, 3/1/27-
2/1/47, Government National Mortgage
Assn. 2.375%-3.125%, 10/20/27-6/20/28,
and U.S. Treasury Note/Bond 0.000%-
9.000%, 5/24/18-8/15/27, with a value of
$167,790,000)	1.720%	5/1/18	164,500	164,500
				489,400
Total Temporary Cash Investments (Cost $489,424)				489,423
Total Investments (100.0%) (Cost $21,972,940)				32,567,853
Other Assets and Liabilities-Net (0.0%)				(1,673)
Net Assets (100%)				32,566,180
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Dividend Growth Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

Dividend Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	31,195,325	883,105	—
Temporary Cash Investments	23	489,400	—
Total	31,195,348	1,372,505	—

E. At April 30, 2018, the cost of investment securities for tax purposes was $21,972,940,000. Net unrealized appreciation of investment securities for tax purposes was $10,594,913,000, consisting of unrealized gains of $10,796,781,000 on securities that had risen in value since their purchase and $201,868,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of April 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (4.2%)
Ecolab Inc.	2,237,523	323,926
Air Products & Chemicals Inc.	1,695,919	275,231
PPG Industries Inc.	1,935,578	204,939
Nucor Corp.	2,462,733	151,754
Westlake Chemical Corp.	1,002,534	107,241
International Flavors & Fragrances Inc.	611,380	86,364
Albemarle Corp.	857,036	83,098
RPM International Inc.	1,035,595	50,019
Royal Gold Inc.	507,043	45,025
NewMarket Corp.	91,268	34,641
Sensient Technologies Corp.	334,351	22,284
HB Fuller Co.	391,151	19,350
Quaker Chemical Corp.	103,025	15,144
Stepan Co.	174,327	12,259
Hawkins Inc.	82,649	2,686
		1,433,961
Consumer Goods (10.8%)
PepsiCo Inc.	10,998,763	1,110,215
NIKE Inc. Class B	10,053,525	687,561
Colgate-Palmolive Co.	6,780,379	442,284
VF Corp.	3,072,837	248,501
Stanley Black & Decker Inc.	1,193,746	169,023
Hormel Foods Corp.	4,102,905	148,730
Clorox Co.	1,002,383	117,479
Brown-Forman Corp. Class B	2,083,835	116,778
JM Smucker Co.	879,928	100,382
McCormick & Co. Inc./MD	938,110	98,886
Church & Dwight Co. Inc.	1,889,574	87,298
Hasbro Inc.	961,939	84,737
Bunge Ltd.	1,089,866	78,721
Polaris Industries Inc.	488,488	51,203
Columbia Sportswear Co.	542,216	45,010
Nu Skin Enterprises Inc. Class A	408,562	29,069
Lancaster Colony Corp.	212,664	26,709
J&J Snack Foods Corp.	144,662	19,878
Tootsie Roll Industries Inc.	303,748	8,672
Andersons Inc.	218,077	7,120
		3,678,256
Consumer Services (19.7%)
Walmart Inc.	15,463,540	1,367,905
McDonald's Corp.	6,154,273	1,030,471
Costco Wholesale Corp.	3,401,378	670,616
CVS Health Corp.	7,858,685	548,772
Lowe's Cos. Inc.	6,427,426	529,813
Walgreens Boots Alliance Inc.	7,673,847	509,927
TJX Cos. Inc.	4,897,897	415,587
Sysco Corp.	4,042,888	252,842

Dividend Appreciation Index Fund

McKesson Corp.	1,598,329	249,675
Ross Stores Inc.	2,960,154	239,328
Best Buy Co. Inc.	2,264,397	173,294
Kroger Co.	6,827,131	171,975
AmerisourceBergen Corp. Class A	1,701,581	154,129
Tiffany & Co.	962,664	98,991
Rollins Inc.	1,690,262	82,011
FactSet Research Systems Inc.	301,087	56,939
Dun & Bradstreet Corp.	286,535	33,040
Casey's General Stores Inc.	290,824	28,094
John Wiley & Sons Inc. Class A	369,656	24,379
Aaron's Inc.	548,071	22,893
Monro Inc.	254,106	14,217
Matthews International Corp. Class A	250,176	12,296
International Speedway Corp. Class A	189,867	7,804
		6,694,998
Financials (8.8%)
Chubb Ltd.	3,594,888	487,718
S&P Global Inc.	1,966,731	370,925
Travelers Cos. Inc.	2,102,499	276,689
Aflac Inc.	6,037,012	275,107
T. Rowe Price Group Inc.	1,893,474	215,515
Ameriprise Financial Inc.	1,133,476	158,925
Franklin Resources Inc.	4,273,412	143,758
Cincinnati Financial Corp.	1,270,248	89,349
American Financial Group Inc./OH	684,947	77,550
SEI Investments Co.	1,218,295	77,033
Torchmark Corp.	883,774	76,659
WR Berkley Corp.	941,463	70,196
Brown & Brown Inc.	2,134,964	58,135
Cullen/Frost Bankers Inc.	493,241	56,451
Commerce Bancshares Inc./MO	826,757	52,516
BOK Financial Corp.	507,691	51,114
Eaton Vance Corp.	914,728	49,752
Bank of the Ozarks	993,084	46,476
RenaissanceRe Holdings Ltd.	310,050	42,179
Erie Indemnity Co. Class A	357,743	41,774
Prosperity Bancshares Inc.	540,915	38,822
Hanover Insurance Group Inc.	329,209	37,810
Evercore Inc. Class A	319,587	32,358
UMB Financial Corp.	387,638	29,685
Community Bank System Inc.	392,054	22,053
RLI Corp.	342,596	21,680
American Equity Investment Life Holding Co.	695,868	21,015
BancFirst Corp.	246,755	14,102
Westamerica Bancorporation	205,829	11,487
1st Source Corp.	201,081	10,456
Tompkins Financial Corp.	117,921	9,162
Community Trust Bancorp Inc.	137,417	6,596
Bank of Marin Bancorp	53,883	3,909
		2,976,956
Health Care (12.2%)
Johnson & Johnson	10,716,602	1,355,543
Medtronic plc	10,484,366	840,112
Abbott Laboratories	13,527,373	786,346
Stryker Corp.	2,902,036	491,663

Dividend Appreciation Index Fund

Becton Dickinson and Co.	2,062,354	478,198
Perrigo Co. plc	1,090,968	85,248
West Pharmaceutical Services Inc.	573,180	50,560
Healthcare Services Group Inc.	570,962	22,056
Ensign Group Inc.	398,582	11,109
Atrion Corp.	14,325	8,912
		4,129,747
Industrials (32.3%)
3M Co.	4,612,804	896,683
Union Pacific Corp.	6,036,592	806,670
United Technologies Corp.	6,195,176	744,350
Accenture plc Class A	4,776,793	722,251
Lockheed Martin Corp.	2,212,073	709,721
Caterpillar Inc.	4,629,265	668,281
FedEx Corp.	2,075,096	512,964
General Dynamics Corp.	2,300,085	463,030
Raytheon Co.	2,234,817	458,003
Northrop Grumman Corp.	1,348,509	434,274
CSX Corp.	6,872,629	408,165
Automatic Data Processing Inc.	3,433,618	405,442
Illinois Tool Works Inc.	2,645,624	375,732
Emerson Electric Co.	4,917,506	326,572
Waste Management Inc.	3,359,216	273,071
Sherwin-Williams Co.	728,083	267,687
Roper Technologies Inc.	796,496	210,426
Cummins Inc.	1,283,383	205,162
Republic Services Inc. Class A	2,565,527	165,938
Cintas Corp.	824,860	140,474
WW Grainger Inc.	434,596	122,274
L3 Technologies Inc.	605,930	118,690
Fastenal Co.	2,228,195	111,387
Dover Corp.	1,196,209	110,889
JB Hunt Transport Services Inc.	850,170	99,835
CH Robinson Worldwide Inc.	1,082,502	99,623
Broadridge Financial Solutions Inc.	903,625	96,878
Expeditors International of Washington Inc.	1,367,482	87,327
Jack Henry & Associates Inc.	598,477	71,506
AO Smith Corp.	1,126,772	69,127
Robert Half International Inc.	962,609	58,478
Graco Inc.	1,312,669	57,744
Nordson Corp.	447,830	57,591
Carlisle Cos. Inc.	478,745	51,575
Toro Co.	830,507	48,493
AptarGroup Inc.	481,223	44,994
Donaldson Co. Inc.	1,006,104	44,530
Hubbell Inc. Class B	424,717	44,111
Lincoln Electric Holdings Inc.	508,392	42,130
ITT Inc.	683,191	33,401
Bemis Co. Inc.	704,915	30,502
MSC Industrial Direct Co. Inc. Class A	349,110	30,177
HEICO Corp.	326,990	28,726
Ryder System Inc.	410,375	27,672
MSA Safety Inc.	296,124	25,715
Regal Beloit Corp.	343,159	24,433
Silgan Holdings Inc.	855,022	24,000
ABM Industries Inc.	531,981	16,561

Dividend Appreciation Index Fund

Franklin Electric Co. Inc.			361,224	14,810
Brady Corp. Class A			373,540	13,597
McGrath RentCorp			186,369	10,983
Tennant Co.			138,633	10,259
Badger Meter Inc.			225,744	9,583
Lindsay Corp.			83,130	7,304
Gorman-Rupp Co.			201,862	6,355
Cass Information Systems Inc.			94,979	5,744
VSE Corp.			84,125	4,315
NACCO Industries Inc. Class A			40,841	1,505
				10,957,720
Technology (8.7%)
Microsoft Corp.			14,843,472	1,388,162
Texas Instruments Inc.			7,620,539	772,951
Analog Devices Inc.			2,864,535	250,217
Microchip Technology Inc.			1,815,240	151,863
Harris Corp.			919,704	143,860
Xilinx Inc.			1,973,819	126,798
Maxim Integrated Products Inc.			2,178,324	118,719
				2,952,570
Telecommunications (0.1%)
Telephone & Data Systems Inc.			804,793	21,995

Utilities (3.1%)
NextEra Energy Inc.			3,646,850	597,755
CMS Energy Corp.			2,187,541	103,230
Atmos Energy Corp.			859,537	74,685
UGI Corp.			1,340,032	64,844
Aqua America Inc.			1,376,522	48,385
Vectren Corp.			643,430	45,214
New Jersey Resources Corp.			678,777	28,067
Southwest Gas Holdings Inc.			373,024	27,227
American States Water Co.			284,300	15,841
MGE Energy Inc.			268,449	15,584
California Water Service Group			371,907	14,411
SJW Group			159,481	9,641
Chesapeake Utilities Corp.			126,566	9,619
Connecticut Water Service Inc.			93,428	6,353
Middlesex Water Co.			126,855	5,285
				1,066,141
Total Common Stocks (Cost $26,927,859)				33,912,344
	Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund	1.886%		130	12,977
				12,977
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.398	5/3/18	100	100
[3] United States Treasury Bill	1.446	5/31/18	1,350	1,348
[3] United States Treasury Bill	1.482	6/7/18	100	100
[3] United States Treasury Bill	1.509	6/21/18	100	100

[3] United States Treasury Bill	1.693	7/12/18	1,000	996
				2,644
Total Temporary Cash Investments (Cost $15,620)				15,621
Total Investments (99.9%) (Cost $26,943,479)				33,927,965
Other Assets and Liabilities-Net (0.1%)				27,835
Net Assets (100%)				33,955,800
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $2,095,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	305	40,367	531

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Dividend Appreciation Index Fund

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,912,344	—	—
Temporary Cash Investments	12,977	2,644	—
Futures Contracts—Liabilities[1]	(372)	—	—
Total	33,924,949	2,644	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At April 30, 2018, the cost of investment securities for tax purposes was $26,943,479,000. Net unrealized appreciation of investment securities for tax purposes was $6,984,486,000, consisting of unrealized gains of $7,370,464,000 on securities that had risen in value since their purchase and $385,978,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: June 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: June 14, 2018

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 14, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.